Information on remuneration - Stock options (holdings) (Detail) - Board of management [Member]	12 Months Ended
	Dec. 31, 2017 EUR (€)
Information on remuneration [Line items]
Outstanding at beginning of year	476,200
Outstanding at end of year	333,670
Option plans [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	333,670
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	333,670
F.A. van Houten [Member] | Option plans [Member] | Expiry date 2020-10-18 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	20,400	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	20,400
Exercise price, share options granted	€ 22.88
Share price on exercise date	€ 0
Expiry date	Oct. 18, 2020
F.A. van Houten [Member] | Option plans [Member] | Expiry date 2021-04-18 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	75,000
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	75,000
Exercise price, share options granted	€ 20.90
Share price on exercise date	€ 0
Expiry date	Apr. 18, 2021
F.A. van Houten [Member] | Option plans [Member] | Expiry date 2022-04-23 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	75,000
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	75,000
Exercise price, share options granted	€ 14.82
Share price on exercise date	€ 0
Expiry date	Apr. 23, 2022
F.A. van Houten [Member] | Option plans [Member] | Expiry date 2023-01-29 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	55,000
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	55,000
Exercise price, share options granted	€ 22.43
Share price on exercise date	€ 0
Expiry date	Jan. 29, 2023
A. Bhattacharya [Member] | Option plans [Member] | Expiry date 2020-10-18 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	16,500	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	16,500
Exercise price, share options granted	€ 22.88
Share price on exercise date	€ 0
Expiry date	Oct. 18, 2020
A. Bhattacharya [Member] | Option plans [Member] | Expiry date 2021-04-18 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	16,500	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	16,500
Exercise price, share options granted	€ 20.90
Share price on exercise date	€ 0
Expiry date	Apr. 18, 2021
A. Bhattacharya [Member] | Option plans [Member] | Expiry date 2022-01-30 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	20,000	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	20,000
Exercise price, share options granted	€ 15.24
Share price on exercise date	€ 0
Expiry date	Jan. 30, 2022
A. Bhattacharya [Member] | Option plans [Member] | Expiry date 2022-04-23 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	16,500	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	16,500
Exercise price, share options granted	€ 14.82
Share price on exercise date	€ 0
Expiry date	Apr. 23, 2022
M.J. van Ginneken [Member] | Option plans [Member] | Expiry date 2019-04-14 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	5,250	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	5,250
Exercise price, share options granted	€ 12.63
Share price on exercise date	€ 0
Expiry date	Apr. 14, 2019
M.J. van Ginneken [Member] | Option plans [Member] | Expiry date 2020-10-18 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	6,720	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	6,720
Exercise price, share options granted	€ 24.90
Share price on exercise date	€ 0
Expiry date	Apr. 19, 2020
M.J. van Ginneken [Member] | Option plans [Member] | Expiry date 2021-04-18 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	8,400	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	8,400
Exercise price, share options granted	€ 20.90
Share price on exercise date	€ 0
Expiry date	Apr. 18, 2021
M.J. van Ginneken [Member] | Option plans [Member] | Expiry date 2022-01-30 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	10,000	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	10,000
Exercise price, share options granted	€ 15.24
Share price on exercise date	€ 0
Expiry date	Jan. 30, 2022
M.J. van Ginneken [Member] | Option plans [Member] | Expiry date 2022-04-23 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	8,400	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0
Outstanding at end of year	8,400
Exercise price, share options granted	€ 14.82
Share price on exercise date	€ 0
Expiry date	Apr. 23, 2022

[1]	Awarded before date of appointment as a member of the Board of Management